Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	$ 17,365,500	$ 18,160,000
Change in fair value	794,500	49,826,500
Fair value at June 30, 2021	18,160,000	67,986,500
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	6,808,500	7,120,000
Change in fair value	311,500	19,535,500
Fair value at June 30, 2021	7,120,000	26,655,500
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	10,557,000	11,040,000
Change in fair value	483,000	30,291,000
Fair value at June 30, 2021	$ 11,040,000	$ 41,331,000